Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000075564
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%	6.57%	6.07%
C000075565
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	9.12%	6.78%
C000107929
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	5.91%	5.13%
C000154558
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	8.18%	5.65%
C000112693
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%	5.92%	4.47%
C000107931
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	5.66%	4.38%
C000107930
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	9.07%	6.63%
C000107932
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	7.25%	5.45%
C000135433
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	9.28%	8.14%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	14.55%	10.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%